Employee benefits (Details 12)	12 Months Ended
Dec. 31, 2022
P P S P R [Member]
IfrsStatementLineItems [Line Items]
Number of Years	11 years 21 days
P P S P R P P S P R [Member]
IfrsStatementLineItems [Line Items]
Number of Years	6 years 7 months 2 days
P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Number of Years	10 years 4 months 13 days
P P S P N R Pre 70 [Member]
IfrsStatementLineItems [Line Items]
Number of Years	7 years 1 month 20 days